Unaudited Condensed Combined and Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Jun. 30, 2024
Current Assets:
Cash		$ 4,905,206	$ 3,751,921
Accounts receivable, net			261,821
Prepayments and other current assets		640,491	555,070
Total Current Assets		5,979,068	5,109,072
Vessels, net		51,370,567	53,223,618
Property and equipment, net		7,871	4,686
Deferred dry dock cost, net		822,550	959,924
Right-of-use asset-operating lease, net		3,089,271	4,587,352
Deferred IPO cost		1,042,023	287,835
Prepayments and other non-current assets		975,000	975,000
Total Non-Current Assets		57,307,282	60,038,415
Total Assets		63,286,350	65,147,487
Current Liabilities:
Current maturity of long-term loan		1,656,288	1,656,288
Accounts payable		1,049,658	1,035,506
Accrued expenses and other current liabilities		669,649	314,919
Operating lease liabilities – current		2,942,590	3,026,234
Financing lease liabilities – current		3,263,573	3,256,190
Long-term payable, current		998,023	1,050,000
Total Current Liabilities		35,739,052	35,404,025
Long-term loan		2,053,680	2,848,986
Long-term payable, non-current			440,129
Operating lease liabilities – non-current			1,572,994
Financing lease liabilities – non-current		12,314,883	13,948,550
Total Non-Current Liabilities		14,368,563	18,810,659
Total Liabilities		50,107,615	54,214,684
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity:
Ordinary shares, $0.0001 par value, 500 million shares authorized, 25,000,001 share issued and outstanding as of December 31, 2024 and June 30, 2024, respectively	[1]	2,500	2,500
Subscription receivable			(1,350,000)
Additional paid-in capital		3,016,900	3,016,900
Retained earnings		10,159,335	9,263,403
Total Shareholders’ Equity		13,178,735	10,932,803
Total Equity		13,178,735	10,932,803
Total Liabilities and Equity		63,286,350	65,147,487
Related Party
Current Assets:
Due from related parties		433,371	540,260
Current Liabilities:
Due to related parties		$ 25,159,271	$ 25,064,888

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization as described in Note 11.